Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Cash and Cash Equivalents

The cash and cash equivalents items are broken down as follows:

(thousands of euros)	6/30/2019	12/31/2018
Cash	61,726	77,236
Cash equivalent term deposits	45,539	45,534

Total cash and cash equivalents as reported in the statement of financial position	107,265	122,770

Bank overdrafts	—	—

Total net cash and cash equivalents as reported in the statement of cash flows	107,265	122,770